Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes
10.	Income Taxes

The following table represents the components of Income (Loss) before provision for income taxes (in thousands):

	Year ended December 31,
	2025	2024	2023
United States	$(5,432)	$(44,825)	$(63,831)
International	2,554	219	2,159
Total	$(2,878)	$(44,606)	$(61,672)

The following table summarizes the components of income tax provision (in thousands):

	Year ended December 31,
	2025	2024	2023
Current:
Federal	$209	$(57)	$(1,112)
State and Local	614	(14)	(309)
Foreign	708	(1,933)	(582)
	1,531	(2,004)	(2,003)
Deferred:
Federal	—	—	—
State and Local	(3)	(47)	(159)
Foreign	475	773	(520)
	472	726	(679)
Provision for (Benefit from) Income Taxes	$2,003	$(1,278)	$(2,682)

The Company adopted ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, on January 1, 2025, prospectively. The amendments require disclosure of specific categories in the income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. This standard also requires further disaggregation of income taxes paid by federal, state, and foreign taxes, and by individual jurisdictions exceeding a specific threshold.

The following table presents a reconciliation of the U.S. federal statutory rate of 21% to the Company’s effective tax rate pursuant to the prospective adoption of ASU 2023-09 for the year ended December 31, 2025 (in thousands, except percentages):

	Year ended December 31, 2025
At Statutory Rate	$(604)	21.00%
State Income Taxes, Net of Federal Effect	376	(13.08)%
Change in Valuation Allowance	(3,638)	126.41%
Nontaxable or Nondeductible Items
Stock Based Compensation Permanent	(4,966)	172.55%
Section 162(m) Limitation	9,808	(340.79)%
Stock Based Compensation - Deferred True-Up	212	(7.38)%
Other Nontaxable or Nondeductible Items	30	(1.06)%
Tax Credits
Federal Research & Development Credits	(68)	2.36%
Other Federal Credits Work Opportunity Tax Credit	(43)	1.50%
Other Tax Credits	9	(0.32)%
Cross-Border Tax Laws
Subpart F Income	135	(4.67)%
Foreign Branch Income	63	(2.17)%
Other Cross-Border Tax Laws	(8)	0.26%
Worldwide Changes in Unrecognized Tax Benefits	78	(2.70)%
Other
Return To Provision - Book Income (Loss)	(83)	2.87%
Fixed asset - Deferred True-Up	284	(9.86)%
Mark to Market- Deferred True-Up	(208)	7.24%
Other	(21)	0.72%
Foreign Tax Effects:
Hong Kong
Return To Provision - Book Income (Loss)	(192)	6.67%
China
Foreign Other	(126)	4.39%
Tax Rate Differential	(75)	2.60%
Various (Does Not Include Unrecognized Tax Benefits)	300	(10.42)%
Current Payable True-Up	(304)	10.58%
Other China	11	(0.40)%
Taiwan
Increase (Decrease) Valuation Allowance	34	(1.19)%
Various (Does Not Include Unrecognized Tax Benefits)	(43)	1.49%
Current Payable True-Up	(171)	5.96%
Other Taiwan	24	(0.85)%
Canada
Return To Provision - Book Income (Loss)	(174)	6.06%
Increase (Decrease) Valuation Allowance	352	(12.23)%
Various (Does Not Include Unrecognized Tax Benefits)	274	(9.51)%
Current Payable True-Up	626	(21.76)%
Foreign Exchange	102	(3.53)%
Other Cayman Islands	9	(0.33)%
Totals	$2,003	(69.59)%

The following table presents a reconciliation of the U.S. federal statutory rate of 21% to the Company’s effective tax rate prior to the adoption of ASU 2023-09:

	Year ended December 31,
	2025	2024	2023
Federal Taxes at Statutory Rate	21.00%	21.00%	21.00%
State Taxes, Net of Federal Benefit	(14.76)	2.63	2.50
Permanent Items:
Other Nondeductible Items	0.84	0.14	(0.35)
Subpart F Income	(4.67)	(0.57)	(1.55)
Stock-Based Compensation	(168.24)	(12.87)	(10.94)
Foreign Withholding Tax	(1.41)	(2.89)	(0.82)
Research & Development Credit	1.71	0.64	0.34
Global Intangible Low-Taxed Income	—	—	(0.46)
Foreign Rate Differential and Foreign Tax Credits	(0.75)	1.36	(1.39)
Canada Provision	—	—	1.92
Change in Valuation Allowance – U.S. Federal	126.41	(5.24)	(5.61)
Change in Valuation Allowance – U.S. States	(3.30)	(2.89)	(0.07)
Change in Valuation Allowance – Foreign	(13.42)	1.99	3.18
Change in Uncertain Tax Position (“FIN48”)	3.23	0.51	(2.54)
Prior Year True-Up	(16.23)	—	—
Other	—	(0.94)	(0.86)
Effective Tax Rate	(69.59)%	2.87%	4.35%

The change in the effective tax rate is driven by changes in the valuation allowance on the Company’s deferred tax assets, prior year return-to-provision and out of period true-ups, state taxes, stock-based compensation impacts, and the limitation on the deductibility of executive compensation under IRC Section 162(m).

The following table summarized the cash paid, net with refund, for income taxes pursuant to the prospective adoption of ASU 2023-09 for the year ended December 31, 2025 (in thousands):

Year ended December 31, 2025
US - Federal	$100
US - State
Indiana	(100)
Other	50
Total State and Local	$(50)

Foreign
Canada	(1,324)
China	150
Other	42
Total Foreign	$(1,132)
Total Income Taxes Refund, Net	$(1,082)

Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates expected to apply when such temporary differences reverse. The following table summarizes significant components of the Company’s deferred tax assets and liabilities (in thousands):

	As of December 31,
	2025	2024
Deferred Tax Assets:
Accounts Receivable	$2,456	$2,373
Inventories	1,964	1,416
Property and Equipment	1,719	1,891
Reserves and Other Accruals	1,371	1,447
Stock-Based Compensation	1,220	1,324
Lease Liabilities	14,212	16,669
Section 174 Costs	1,914	4,149
Credits and Other	1,270	1,409
Net Operating Losses	15,266	17,041
Gross Deferred Tax Assets	41,392	47,719
Valuation Allowance	(25,252)	(28,410)
Total Deferred Tax Assets, Net	16,140	19,309

Deferred Tax Liabilities:
Prepaid Expenses	(1,490)	(1,465)
Other	(1,310)	(1,594)
Right of Use Assets	(12,898)	(15,336)
Total Deferred Tax Liabilities	(15,698)	(18,395)
Net Deferred Tax Assets	$442	$914

In determining the need for a valuation allowance, the Company has considered its three-year cumulative pre-tax loss position. The Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets. While the Company is forecasting a pre-tax book income for the year ending December 31, 2026, greater weight is given to objectively verifiable evidence, such as historical operating results. The Company has determined that it is more likely than not that it will not realize the benefits of its deferred tax assets, and as a result, has maintained a valuation allowance against substantially all of the net deferred tax assets.

The One Big Beautiful Bill Act (“OBBBA”) was signed into law on July 4, 2025. The legislation preserves existing corporate tax reductions while expanding several deductions and investment tax credits intended to encourage domestic business investment and innovation. In response to these provisions, the Company has elected to immediately expense all qualifying domestic research and development costs under Internal Revenue Code (“IRC”) Section 174. This election allows the Company to recognize these expenditures in the year incurred, rather than amortizing them over multiple years, consistent with the provisions made available under OBBBA.

The Company’s U.S. federal consolidated filing group includes certain international entities. Based upon results of operations for the years ended December 31, 2025, 2024 and 2023, it is determined that it is more likely than not that the Company will not realize the benefit from the U.S. federal, consolidated filing state, Newegg separate filing state, and Magnell separate filing state net deferred tax assets. As a result, the Company has recorded a full valuation allowance against those net deferred tax assets for the year ended December 31, 2025. The Company maintains valuation allowances against certain non-US loss corporations. Total valuation allowance against U.S. and non-U.S. deferred tax assets was $25.3 million and $28.4 million as of December 31, 2025 and 2024, respectively.

As required under ASU 2023-09, the Company has included only the portion of the valuation allowance related to federal deferred tax assets in the “change in valuation allowance” line of the rate reconciliation. The following table presents a reconciliation of the total change in the valuation allowance (in thousands):

	Year ended December 31,
	2025	2024
Beginning Balance	$28,410	$25,670
Change Charged to Income Tax Expense	(3,158)	2,740
Ending Balance	$25,252	$28,410

As of December 31, 2025, the Company has federal net operating losses (“NOL”) carryforward of $42.6 million and $56.5 million of apportioned state NOL carryforwards available to reduce future taxable income, subject to the 80% NOL rule introduced by the Tax Cuts and Jobs Act (“TCJA”) of 2017. The state NOL carryforwards begin to expire in 2030. The Company has $0.8 million of NOL carryforwards in Canada as of December 31, 2025. The Company has $7.9 million of NOL carryforwards in Taiwan, which will begin to expire in 2026. A partial valuation allowance was recorded on the NOLs in Taiwan. The Company has not provided for deferred income taxes on undistributed earnings of its foreign subsidiaries, as these amounts are considered indefinitely reinvested outside the United States. It is not practicable to determine the estimated income tax liability that might apply if these earnings were to be repatriated.

Uncertain Tax Positions

As of December 31, 2025, the total liability for income tax associated with unrecognized tax benefits was $4.0 million. The Company’s effective tax rate will be affected by any portion of this liability we may recognize. The Company does not believe it is reasonably possible that any of the uncertain tax benefits will be recognized in the next 12 months. As such, all uncertain tax positions, including accrued interest, have been classified as long-term taxes payable on the consolidated balance sheets.

A reconciliation of the beginning and ending amounts of uncertain tax positions is as follows (in thousands):

	Year ended December 31,
	2025	2024
Beginning Balance	$4,238	$4,242
Additions Based on Tax Positions Related to the Prior Year	830	101
Reductions Based on Tax Positions Related to the Prior Year	(711)	—
Additions Based on Tax Positions Related to the Current Year	105	—
Reduction Based on Tax Position Related to Settlements with taxing authorities	—	(105)
Reductions Based on Tax Position Related to a Lapse of the Applicable Statute of Limitation	(502)	—
Ending Balance	$3,960	$4,238

The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as tax expense. For years ended December 31, 2025 and 2024, interest and penalties related to uncertain tax positions were $575,000 and $16,000, respectively, net of income tax benefits.

The Company files a consolidated federal income tax return in the United States, as well as combined and separate U.S. state income tax returns. Certain subsidiaries of the Company are subject to income tax in China, Taiwan, Hong Kong, and Canada. The statute of limitation with respect to U.S. federal income tax returns has expired for years prior to 2022. The relevant U.S. state statutes vary and years prior to 2018 are generally closed. The statute of limitation for foreign income taxes vary but have expired for years prior to 2020.

The Company is currently undergoing income tax examinations with the Internal Revenue Service for tax year 2022, New York City audit for the tax year of 2021, and Missouri audit for tax years 2022 through 2024. The Company is also under indirect tax examination by various state and local tax authorities for tax years 2021 through 2025. The Company believe that adequate amounts have been reserved for any adjustments that may ultimately result from these or other examinations.

The Organisation for Economic Co-operation and Development (“OECD”) Pillar Two rules establish a jurisdiction-based minimum effective tax rate of 15% for in-scope multinational enterprise groups (“MNE Groups”). These rules generally apply to groups with consolidated annual revenue of at least €750 million in two or more of the four preceding fiscal years, as determined from the consolidated financial statements of the Ultimate Parent Entity (“UPE”). An MNE Group consists of entities or permanent establishments operating in more than one jurisdiction that are included in consolidated financial statements, and UPE is the entity responsible for preparing or filing those consolidated statements.

The Company evaluated its potential exposure to Pillar Two for 2025 and determined that no current or deferred Pillar Two top-up tax was required. The Company will continue to monitor developments related to the Income Inclusion Rule (“IIR”), Undertaxed Profits Rule (“UTPR”), and Qualified Domestic Minimum Top-up Tax (“QDMTT”), assess eligibility for available safe harbors, and evaluate ongoing Global Information Return (“GIR”) filing obligations and broader Pillar Two compliance requirements